CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts payable, variable interest entities	$ 786,446	$ 1,549,908
Due to related parties, variable interest entities	422,019	369,983
Advance from customers, variable interest entities	8,236,080	6,960,857
Deferred revenue, variable interest entities	11,768,665	12,340,821
Accrued expenses and other current liabilities, variable interest entities	4,814,555	6,279,858
Deferred tax liabilities, variable interest entities	698,800	1,758,134
Ordinary shares, par value (in dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, authorized	875,000,000	875,000,000
Ordinary shares, issued	751,088,350	741,126,859
Ordinary shares, outstanding	708,350,670	735,913,039
VIEs
Accounts payable, variable interest entities	730,535	1,538,665
Due to related parties, variable interest entities	163,748	22,957
Advance from customers, variable interest entities	5,860,035	6,184,953
Deferred revenue, variable interest entities	11,768,665	12,340,821
Accrued expenses and other current liabilities, variable interest entities	1,452,119	1,680,767
Deferred tax liabilities, variable interest entities	$ 386,092	$ 1,758,134